SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 118 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	13-0872805
Plan number	118
Asset held for investment, plan interest in master trust, current value	$ 1,650,044
Participant loan, current value	$ 84,211
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.75%
Investment, Identifier [Axis]: Self-directed brokerage accounts - International Paper Company Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, excluding plan interest in master trust, current value	$ 2
Investment, Identifier [Axis]: Self-directed brokerage accounts - other securities
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, excluding plan interest in master trust, current value	$ 30,595